Ellington Income Opportunities Fund
Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Current Principal Amount/Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (25.66%)(1)
2,133,160	AASET 2021-1A C (4)	5.82%	11/16/2041	3.47%	933,927
938,582	Blackbird Capital Aircraft 2021-1A B (4)	3.45%	07/15/2046	2.71%	729,169
1,201,071	SALTT 2021-1A D 02/28/2033 (4)	7.14%	02/28/2033	3.77%	1,013,473
1,310,000	Midland Loan Services LP - Rental ABS (4)	8.19%	04/17/2037	4.75%	1,278,208
895,699	Raptor Aircraft Finance LLC 2019-1 A (4)	4.21%	08/23/2044	2.69%	722,492
1,050,000	Skyline Aircraft Finance LLC (Westjet) (6)	0.00%	07/27/2038	3.59%	966,000
1,554,191	SOLRR Aircraft 2021-1 C (4)	5.68%	10/15/2046	4.68%	1,259,801
Total Asset Backed Securities (Cost $8,741,047)					6,903,070

Bank Debt Term Loan (5.99%) (1)
600,000	CROWN FINANCE US INC DIP TERM 1L SUPERP GTD SR. SECD (FUNDE (6)	0.00%	09/07/2023	2.27%	609,477
968,027	BIOPLAN USA INC PRIORITY TERM LOAN (6)	0.00%	03/08/2027	3.72%	1,001,908
Total Bank Debt Term Loan (Cost $1,584,527)					1,611,385

Collateralized Loan Obligations (48.87%) (1)
1,300,000	ACRE Manager 2021-FL1 E (4)(5)	7.71%	10/16/2036	4.45%	1,199,420
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (4)(6)	0.00%	08/15/2031	0.52%	140,000
1,100,000	Cross Harbor CP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	7.77%	02/15/2038	3.79%	1,018,503
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor) (4)(5)	12.87%	04/25/2029	3.56%	956,743
1,070,000	Elmwood CLO I 2019-1A SUB (4)(6)	0.00%	10/20/2033	2.14%	575,298
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (4)	0.00%	04/17/2034	2.18%	587,500
1,500,000	LoanCore Capital Credit CLO (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)	7.63%	05/15/2028	5.58%	1,501,685
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (4)(6)	0.00%	07/18/2031	0.69%	186,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (4)	0.00%	10/20/2028	0.80%	214,500
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (4)	0.00%	10/15/2031	0.60%	162,150
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.91%	782,690
1,400,000	OFS Capital Management CLO 2018-1A SUB (4)	0.00%	07/31/2118	1.38%	370,999
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (4)	0.00%	10/20/2028	1.06%	284,398
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month LIBOR USD + 8.89%, 8.89% Floor) (4)(6)	13.70%	10/20/2034	0.13%	35,488
1,000,000	Peaks CLO 2017-2A ER (4)(5)(6)	9.82%	07/20/2031	2.69%	723,012
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)(5)	8.31%	03/15/2038	8.59%	2,309,980
1,000,000	Venture CDO Ltd 2016-25A E (4)(5)	12.01%	04/20/2029	2.96%	795,532
1,200,000	Vibrant CLO Ltd 2018-8A SUB (4)(6)	0.00%	01/20/2031	0.67%	180,000
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (4)	0.00%	04/19/2031	1.39%	374,944
1,000,000	Zais Group CLO Ltd. 2017-1A E (4)(5)	11.79%	07/15/2029	2.78%	747,008
Total Collateralized Loan Obligation (Cost $16,003,121)					13,145,850

Confirmation of Originator Fee Certificates (2.97%) (1)
9,220,775	SBA Confirmation of Originator Fee Certificates (6)(7)	Various	Various	2.97%	798,021
Total Confirmation of Originator Fee Certificates (Cost $764,002)					798,021

Corporate and Other Finance (13.90%) (1)
650,000	Air Canada 2020-1C PTT (4)(5)	10.50%	07/15/2026	2.57%	691,330
570,751	Air Canada 2013-1A (4)(5)	4.13%	11/15/2026	1.99%	536,509
2,100,000	AXA Investment managers - Allegro CLO Ltd. 2018-1A SUB (4)	0.00%	06/13/2031	1.80%	484,693
1,332,000	OFSBS-2018-1A-FEE (6)			0.00%	662
900,743	Raistone - First Brands Supply Chain Finance Program (6)	0.00%	11/15/2026	3.34%	899,261
1,150,012	Raistone - First Brands Supply Chain Finance Program (6)	100.00%	06/13/2031	4.20%	1,129,785
Total Corporate and Other Finance (Cost $4,148,250)					3,742,240

Residential Mortgage-Backed Securities (46.40%) (1)
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)(5)	5.30%	04/17/2037	3.52%	946,063
627,475	Bear Stearns Alt-A Trust Series 2005-10	3.40%	01/25/2036	2.05%	552,144
202,456	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(6)	5.25%	02/25/2037	0.73%	195,706
234,640	Countrywide Alternative Loan Trust Series 2005-49CB	5.50%	11/25/2035	0.45%	121,166

Ellington Income Opportunities Fund
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

Current Principal Amount/Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value
Residential Mortgage-Backed Securities (continued) (46.40%) (1)

166,173	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.34%	93,473
265,281	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.94%	253,038
250,663	Countrywide Home Loan Series 2003-53	4.13%	02/19/2034	0.64%	173,960
78,042	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.18%	47,306
69,182	Countrywide Home Loan Series 2003-49	3.98%	12/19/2033	0.24%	64,114
630,098	Countrywide Home Loan Series 2004-18 (6)	6.00%	10/25/2034	1.80%	484,464
246,528	Countrywide Home Loan Series 2005-28 (6)	5.25%	11/25/2023	0.59%	158,814
2,400	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor)	5.20%	06/25/2034	0.01%	2,125
117,251	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	5.10%	09/25/2034	0.35%	95,240
1,080,000	Fannie Mae Series 22-R04 (1 Month SOFR + 9.50%, 0.00% Floor) (4)(5)	14.06%	03/25/2042	3.92%	1,055,700
39,211	HarborView Mortgage Loan Trust Series 2003-2	3.91%	10/19/2033	0.12%	31,039
257	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor)	5.02%	06/19/2034	0.00%	257
6,119	HarborView Mortgage Loan Trust Series 2004-9 (6)	5.42%	12/19/2034	0.02%	5,292
406,732	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	4.12%	06/19/2045	0.69%	185,795
59,532	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	2.87%	09/25/2036	0.20%	53,592
26,348	JP Morgan Mortgage Trust Series 2006-A1 (6)	3.79%	02/25/2036	0.07%	19,703
1,687,299	LMAT 2017 - RPL1 B (4)(5)	5.36%	01/28/2070	5.80%	1,560,821
28,175	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.07%	18,912
31,471	Prime Mortgage Trust Series 2003-3(4)(6)	5.98%	01/25/2034	0.07%	17,938
750,000	Progress Residential Trust 2021 - SFR3 H (4)(5)	4.75%	05/17/2026	2.47%	665,041
384,144	Residential Asset Securitization Trust (6)	5.60%	02/25/2034	1.09%	293,217
13,949	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	4.41%	03/25/2035	0.03%	7,409
2,020,000	STAR 2022-SFR3 F (4)(5)	9.19%	05/17/2024	7.30%	1,964,858
82,349	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	4.26%	12/25/2035	0.28%	74,356
118,192	Structured Asset Securities Corporation 2003-9A	5.50%	03/25/2033	0.22%	57,887
1,000,000	US Uninsured Agency 2020-DNA1 B2 (1 Month LIBOR + 5.25%, 0.00% Floor) (4)(5)	10.10%	01/25/2050	3.39%	910,701
500,000	US Uninsured Agency 2019-DNA3 B2 (1 Month LIBOR + 8.15%, 0.00% Floor) (4)	13.00%	07/25/2049	1.94%	521,306
800,000	US Uninsured Agency2019-HQA3 (1 Month LIBOR + 7.50%, 0.00% Floor) (4)(5)	12.35%	09/25/2049	2.94%	791,679
1,000,000	US Uninsured Agency2020-HQA2 (1 Month LIBOR + 7.60%, 0.00% Floor) (4)(5)	12.45%	03/25/2050	3.57%	960,000
105,508	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.37%	98,605
Total Residential Mortgage-Backed Securities (Cost $13,550,550)					12,481,721

Preferred Stocks (4.95%) (1)
49,521	AGNC Investment Corp, Class B, Series F	6.13%		3.59%	966,155
1,594	Annaly Capital Management, Class B	6.50%		0.14%	37,953
11,334	MFA Financial Inc., Class B	6.50%		0.72%	193,131
7,054	New Residential Inv Corp, Class B	6.38%		0.50%	133,462
Total Preferred Stocks (Cost $1,742,244)					1,330,701

Short-Term Investments - Investment Companies (4.41%) (1)
1,186,454	First American Government Obligation - Class X	4.65%		4.41%	1,186,454
Total Short-Term Investments - Investment Companies (Cost $1,186,454)					1,186,454

Total Investments (153.15%) (1) (Cost $47.720,195)					41,199,442
Other Liabilities in Excess of Assets (-53.15%) (1)					(14,298,145)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$26,901,297

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2023.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2023, these securities amounted to $30,189,559 or 112.22% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2023, these securities amounted to $19,334,585 or 71.87% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2023, these securities amounted to $9,983,397 or 37.11% of net assets.
(7) This security represents a basket of interest only strips. Please refer to the Notes to Financial Statements 7. Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings for additional information.

Ellington Income Opportunities Fund
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	2.61%	SOFR	Received	Annually	08/09/2032	$1,657,000	$(4,366)	$90,261	$85,895
							$(4,366)	$90,261	$85,895

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Index	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.NA.HY.37.15-25	5.00%	Quarterly	12/20/2026	3.71%	$1,000,000	$20,500	$(23,461)	$(2,961)
							$20,500	$(23,461)	(2,961)
							$16,134	$66,800	$82,934

Ellington Income Opportunities Fund Notes to Consolidated Schedule of Investments
March 31, 2023 (unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

Ellington Income Opportunities Fund Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$5,937,070	$966,000	$6,903,070
Collateralized Loan Obligations	-	-	1,611,385	1,611,385
Bank Debt Term Loan		10,523,362	2,622,488	13,145,850
Confirmation of Originator Fee Certificates	-	-	798,021	798,021
Corporate and Other Finance	-	1,712,532	2,029,708	3,742,240
Residential Mortgage-Backed Securities	-	10,525,926	1,955,795	12,481,721
Preferred Stocks	1,330,701	-	-	1,330,701
Short-Term Investments	1,186,454	-	-	1,864,454
Total Investments	$2,517,155	$28,698,890	$9,983,397	$41,199,442

Other Financial Instruments*
Interest Rate Swaps	$-	$85,895	$-	$85,895
Credit Default Swaps	-	(2,961)	-	(2,961)
Total Swaps Contracts	$-	$82,934	$-	$82,934
*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of March 31, 2023	$11,458,577
Purchases	1,583,680
Sales proceeds and paydowns	(886,622)
Realized gain / (loss)	(106,552)
Payment-in-kind	-
Change in unrealized gain / (loss)	(544,259)
Transfers into / (out of) Level 3	(1,521,427)
Ending Balance – March 31, 2023	$9,983,397

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at March 31, 2023	$(39,381)

Ellington Income Opportunities Fund Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2023:

	Fair Value at 3/31/2023	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average

Collateralized Loan Obligation	$2,116,487	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	- 0.43% to - 1.16%	- 0.85%

Residential Mortgage-Backed Securities	$1,300,033	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	- 0.34% to -3.00%	- 1.88%

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $6,566,877 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2023, the Fund had the following reverse repurchase agreements outstanding, which were equal to 50.68% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
Lucid Management LP	1,146,000	5.98%	01/12/2023	04/13/2023	1,161,027
JP Morgan Securities	596,000	6.38%	02/10/2023	05/10/2023	601,280
JP Morgan Securities	410,000	6.38%	02/10/2023	05/10/2023	413,632
JP Morgan Securities	1,473,000	6.03%	02/10/2023	05/10/2023	1,485,332
JP Morgan Securities	524,306	5.81%	02/21/2023	05/15/2023	527,606
RBC Capital Markets	713,000	6.22%	02/22/2023	04/21/2023	717,681
RBC Capital Markets	566,000	6.39%	02/28/2023	04/28/2023	569,215
JP Morgan Securities	572,000	6.58%	03/07/2023	06/07/2023	574,613
Lucid Management LP	823,000	5.98%	03/09/2023	04/13/2023	826,146
RBC Capital Markets	465,000	5.70%	03/10/2023	04/10/2023	466,620
JP Morgan Securities	809,000	6.17%	03/27/2023	06/07/2023	809,693
JP Morgan Securities	1,854,000	6.12%	03/27/2023	06/07/2023	1,855,575
JP Morgan Securities	524,000	6.55%	03/27/2023	06/07/2023	524,477
RBC Capital Markets	444,000	6.71%	03/30/2023	05/30/2023	444,166
RBC Capital Markets	512,000	6.71%	03/30/2023	05/30/2023	512,191
RBC Capital Markets	575,000	6.71%	03/30/2023	05/30/2023	575,214
RBC Capital Markets	1,033,000	6.51%	03/30/2023	05/30/2023	1,033,374
RBC Capital Markets	594,000	6.71%	03/30/2023	05/30/2023	594,221

Totals	$ 13,633,306				$ 13,692,063

As of March 31, 2023, the fair value of securities held as collateral for reverse repurchase agreements was $19,334,585, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2023, the average daily balance and average interest rate in effect for reverse repurchase agreements were $8,108,163 and 6.00%, respectively.